Total Capital and Net Income Per Unit - Incentive Distributions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
Level One [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4125
Level Two [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Level Three [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.4625
Level Three [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Level Four [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.5375
Level Four [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	0.6500
Level Five [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.6500